CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	¥ 2,569,402	¥ 2,883,294
Restricted cash	836,761	663,518
Notes receivable	563,144	837,711
Accounts receivable from third party customers, net	2,623,897	2,704,300
Accounts receivable from related party customers, net	129,781	168,475
Inventories	2,460,488	1,660,542
Advances to third party suppliers, net	257,407	434,116
Advances to related party suppliers, net	24,962	39,194
Amount due from related parties	73,509	45,654
Other current assets	587,725	448,560
Deferred tax assets	138,080	139,143
Total current assets	10,265,156	10,024,507
Property, plant and equipment, net	5,219,501	4,365,348
Project assets, net	2,338,648	1,028,615
Intangible asset, net	11,713	12,234
Deferred tax assets	281,603	196,196
Advances to third party suppliers, net	97,429	168,584
Advances to related party suppliers, net		26,757
Prepaid land use rights	524,208	428,493
Investment in joint venture and affiliates	69,022	55,169
Other assets	223,976
Total assets	19,031,256	16,305,903
Current liabilities:
Short-term borrowings and current portion of long term borrowings	3,438,122	2,433,357
Accounts payable to third parties	2,018,345	2,027,059
Accounts payable to related parties	617,180	362,408
Tax payables	43,045	125,342
Advances from third party customers	610,718	672,845
Advances from related party customers		19,022
Other payables to third parties	1,323,617	894,273
Payroll and welfare payables	300,962	294,620
Accrued expenses	282,655	267,172
Amounts due to related parties	16,196	7,478
Derivatives liabilities - warrants		71,237
Total current liabilities	8,650,840	7,174,813
Accrued warranty costs	533,214	380,132
Other long-term liabilities	684,434	372,793
Long-term borrowings	2,701,438	2,461,017
Total liabilities	12,569,926	10,388,755
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,853,602 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	176	176
Additional paid-in capital	5,651,557	5,649,304
Statutory reserves	665,753	553,144
(Accumulated deficit)/retained earnings	212,113	(358,977)
Accumulated other comprehensive loss	(68,469)	(23,952)
Total shareholders' equity attributable to JA Solar Holdings	6,461,130	5,819,695
Non-controlling interest	200	97,453
Total shareholders' equity	6,461,330	5,917,148
Total liabilities and shareholders' equity	¥ 19,031,256	¥ 16,305,903